General and administrative (Tables)	12 Months Ended
Dec. 31, 2022
General And Administrative
Schedule of General and Administrative Expense

General and administrative expenses were as follows:

	2022	2021	2020

Insurance	$46,765	$42,357	$34,354
Professional fees	319,016	211,873	183,475
Rental (Note 12)	130,308	129,250	119,055
Other general and administrative expenses	264,847	221,402	191,824
Total general and administrative expenses	$760,936	$604,882	$528,708